UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05159
                                                     ---------

                               RS Investment Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.1%

ADVERTISING AGENCIES -- 1.1%
Marchex, Inc., Class B(1)                               168,400    $  2,583,256
--------------------------------------------------------------------------------
                                                                      2,583,256
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- 0.8%
Alaska Air Group, Inc.(1)                                52,300       1,989,492
--------------------------------------------------------------------------------
                                                                      1,989,492
--------------------------------------------------------------------------------

ALUMINUM -- 1.2%
Century Aluminum Co.(1)                                  86,700       2,917,455
--------------------------------------------------------------------------------
                                                                      2,917,455
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 0.9%
Virginia Commerce Bancorp, Inc.(1)                      100,500       2,231,100
--------------------------------------------------------------------------------
                                                                      2,231,100
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.2%
Array BioPharma, Inc.(1)                                293,837       2,503,491
Solexa, Inc.(1)                                         312,700       2,758,014
--------------------------------------------------------------------------------
                                                                      5,261,505
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.3%
Pinnacle Entertainment, Inc.(1)                         106,600       2,997,592
Scientific Games Corp., Class A(1)                       77,160       2,453,688
--------------------------------------------------------------------------------
                                                                      5,451,280
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 0.9%
Linktone Ltd., ADR(1,3)                                 398,616       2,048,886
--------------------------------------------------------------------------------
                                                                      2,048,886
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 7.6%
Atheros Communications(1)                               199,100       3,609,683
AudioCodes Ltd.(1)                                      289,300       2,716,527
Avocent Corp.(1)                                         69,100       2,081,292
Cogent Communications Group, Inc.(1)                    273,563       3,170,595
InPhonic, Inc.(1)                                       383,440       3,036,845
WebEx Communications, Inc.(1)                            85,100       3,320,602
--------------------------------------------------------------------------------
                                                                     17,935,544
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 10.3%
Commvault Systems, Inc.(1)                               10,330         185,940
Digital River, Inc.(1)                                   49,300       2,520,216
DivX, Inc.(1)                                            13,040         309,961
Equinix, Inc.(1)                                         66,000       3,966,600
Informatica Corp.(1)                                    130,000       1,766,700
Macrovision Corp.(1)                                    102,600       2,430,594
Optimal Group, Inc., Class A(1)                         216,500       2,546,040


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Parametric Technology Corp.(1)                          104,900    $  1,831,554
Quest Software, Inc.(1)                                 107,830       1,539,812
The TriZetto Group, Inc.(1)                             284,400       4,305,816
TRX, Inc.(1)                                            577,750       2,923,415
--------------------------------------------------------------------------------
                                                                     24,326,648
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 1.9%
Radiant Systems, Inc.(1)                                141,132       1,704,875
Riverbed Technology, Inc.(1)                              2,560          49,920
Trident Microsystems, Inc.(1)                           121,454       2,825,020
--------------------------------------------------------------------------------
                                                                      4,579,815
--------------------------------------------------------------------------------

CONSTRUCTION -- 1.2%
Chicago Bridge & Iron Co. N. V.,
  ADR(3)                                                117,100       2,817,426
--------------------------------------------------------------------------------
                                                                      2,817,426
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.4%
Netflix, Inc.(1)                                         67,051       1,527,422
The9 Ltd., ADR(1,3)                                      83,400       1,784,760
--------------------------------------------------------------------------------
                                                                      3,312,182
--------------------------------------------------------------------------------

COSMETICS -- 0.1%
Bare Escentuals, Inc.(1)                                  5,340         144,981
--------------------------------------------------------------------------------
                                                                        144,981
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Jones Lang LaSalle, Inc.                                 25,680       2,195,126
--------------------------------------------------------------------------------
                                                                      2,195,126
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 1.0%
Armor Holdings, Inc.(1)                                  40,700       2,333,331
--------------------------------------------------------------------------------
                                                                      2,333,331
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 1.0%
Amylin Pharmaceuticals, Inc.(1)                          55,400       2,441,478
--------------------------------------------------------------------------------
                                                                      2,441,478
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 0.9%
IntraLase Corp.(1)                                      103,600       2,041,956
--------------------------------------------------------------------------------
                                                                      2,041,956
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 4.6%
Applied Micro Circuits Corp.(1)                         731,900       2,115,191
Ikanos Communications, Inc.(1)                           93,800       1,104,026
O2Micro International Ltd., ADR(1,3)                    226,357       1,564,127
Silicon Image, Inc.(1)                                  138,000       1,755,360
Silicon Motion Technology Corp.,
  ADR(1,3)                                              143,365       2,384,160
Volterra Semiconductor Corp.(1)                         114,800       1,865,500
--------------------------------------------------------------------------------
                                                                     10,788,364
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

1  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.8%
Aventine Renewable Energy Holdings,
  Inc.(1)                                                88,300    $  1,888,737
TETRA Technologies, Inc.(1)                             101,500       2,452,240
--------------------------------------------------------------------------------
                                                                      4,340,977
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.1%
Portfolio Recovery Associates,
  Inc.(1)                                                57,906       2,540,336
--------------------------------------------------------------------------------
                                                                      2,540,336
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 4.0%
Cybersource Corp.(1)                                    204,002       2,413,344
Digital Insight Corp.(1)                                 81,900       2,401,308
Heartland Payment Systems, Inc.                          67,700       1,760,200
Online Resources Corp.(1)                               240,583       2,947,142
--------------------------------------------------------------------------------
                                                                      9,521,994
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 1.4%
FactSet Research Systems, Inc.                           66,200       3,215,334
--------------------------------------------------------------------------------
                                                                      3,215,334
--------------------------------------------------------------------------------

FOODS -- 0.6%
Medifast, Inc.(1)                                       165,000       1,432,200
--------------------------------------------------------------------------------
                                                                      1,432,200
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.2%
Five Star Quality Care, Inc.(1)                         271,540       2,921,770
--------------------------------------------------------------------------------
                                                                      2,921,770
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.9%
Allscripts Healthcare Solutions,
  Inc.(1)                                               128,300       2,880,335
Omnicell, Inc.(1)                                        95,850       1,714,757
--------------------------------------------------------------------------------
                                                                      4,595,092
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.5%
LHC Group, Inc.(1)                                       52,600       1,174,032
--------------------------------------------------------------------------------
                                                                      1,174,032
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.3%
Amerisafe, Inc.(1)                                      302,954       2,968,949
--------------------------------------------------------------------------------
                                                                      2,968,949
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.2%
The Navigators Group, Inc.(1)                            57,440       2,757,694
--------------------------------------------------------------------------------
                                                                      2,757,694
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.3%
Affiliated Managers Group, Inc.(1)                       31,860       3,189,505
--------------------------------------------------------------------------------
                                                                      3,189,505
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.9%
Dril-Quip, Inc.(1)                                       32,000    $  2,165,760
Superior Energy Services, Inc.(1)                       104,300       2,738,918
W-H Energy Services, Inc.(1)                             45,600       1,891,032
--------------------------------------------------------------------------------
                                                                      6,795,710
--------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 1.0%
Flow International Corp.(1)                             179,900       2,333,303
--------------------------------------------------------------------------------
                                                                      2,333,303
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.4%
Kyphon, Inc.(1)                                          89,300       3,341,606
LifeCell Corp.(1)                                        58,550       1,886,481
Orthofix International N.V.(1)                           19,000         863,930
PolyMedica Corp.                                         95,880       4,104,623
The Spectranetics Corp.(1)                              169,421       1,982,225
Viasys Healthcare, Inc.(1)                              111,620       3,040,529
--------------------------------------------------------------------------------
                                                                     15,219,394
--------------------------------------------------------------------------------

METAL FABRICATING -- 0.5%
Dynamic Materials Corp.                                  37,010       1,199,864
--------------------------------------------------------------------------------
                                                                      1,199,864
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
Shutterfly, Inc.(1)                                      15,320         238,226
--------------------------------------------------------------------------------
                                                                        238,226
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 0.9%
Range Resources Corp.                                    81,300       2,052,012
--------------------------------------------------------------------------------
                                                                      2,052,012
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.8%
Fuel Tech, Inc.(1)                                      121,829       1,814,034
--------------------------------------------------------------------------------
                                                                      1,814,034
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 3.7%
Cymer, Inc.(1)                                           92,310       4,053,332
Entegris, Inc.(1)                                       241,950       2,639,675
GSI Group, Inc.(1)                                      222,555       2,080,889
--------------------------------------------------------------------------------
                                                                      8,773,896
--------------------------------------------------------------------------------

RAILROAD EQUIPMENT -- 1.1%
American Railcar Industries, Inc.                        85,329       2,483,927
--------------------------------------------------------------------------------
                                                                      2,483,927
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 0.8%
JER Investors Trust, Inc.                               104,100       1,786,356
--------------------------------------------------------------------------------
                                                                      1,786,356
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

2  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

RESTAURANTS -- 1.4%
California Pizza Kitchen, Inc.(1)                       108,550    $  3,248,902
--------------------------------------------------------------------------------
                                                                      3,248,902
--------------------------------------------------------------------------------

RETAIL -- 5.9%
Bebe Stores, Inc.                                       118,400       2,933,952
Build-A-Bear-Workshop, Inc.(1)                          222,500       5,066,325
Cache, Inc.(1)                                          232,929       4,167,100
Volcom, Inc.(1)                                          78,500       1,769,390
--------------------------------------------------------------------------------
                                                                     13,936,767
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.7%
Investment Technology Group, Inc.(1)                     44,250       1,980,188
Knight Trading Group, Inc.(1)                           109,500       1,992,900
--------------------------------------------------------------------------------
                                                                      3,973,088
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 5.5%
AMN Healthcare Services, Inc.(1)                        101,950       2,421,312
FTI Consulting, Inc.(1)                                 126,230       3,163,324
Global Sources Ltd.(1)                                   46,700         593,557
Kenexa Corp.(1)                                          73,400       1,851,148
Nutri/System, Inc.(1)                                    77,610       4,834,327
--------------------------------------------------------------------------------
                                                                     12,863,668
--------------------------------------------------------------------------------

SHOES -- 1.3%
Iconix Brand Group, Inc.(1)                             192,200       3,094,420
--------------------------------------------------------------------------------
                                                                      3,094,420
--------------------------------------------------------------------------------

STEEL -- 1.3%
Oregon Steel Mills, Inc.(1)                              61,100       2,985,957
--------------------------------------------------------------------------------
                                                                      2,985,957
--------------------------------------------------------------------------------

TRUCKERS -- 0.7%
Old Dominion Freight Line, Inc.(1)                       54,600       1,639,638
--------------------------------------------------------------------------------
                                                                      1,639,638
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.0%
Time Warner Telecom, Inc., Class
  A(1)                                                  130,220       2,475,482
--------------------------------------------------------------------------------
                                                                      2,475,482
--------------------------------------------------------------------------------

WHOLESALERS -- 0.5%
Houston Wire & Cable Co.(1)                              60,500       1,137,400
--------------------------------------------------------------------------------
                                                                      1,137,400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $213,723,419)                             222,109,752
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.1%
RS Mutual Funds(8)                                                      196,791
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $168,374)                                 196,791
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                                         Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.3%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                $ 12,319,968
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(9)                                   7,206,515
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $19,526,483)                      19,526,483
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.5% (Cost $233,418,276)                     241,833,026
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (2.5)%                                     (5,962,466)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $235,870,560
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

3  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.1%

ADVERTISING AGENCIES -- 1.9%
aQuantive, Inc.(1)                                      420,379    $  9,929,352
ValueClick, Inc.(1)                                     216,560       4,015,022
--------------------------------------------------------------------------------
                                                                     13,944,374
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 1.9%
Boston Private Financial Holdings,
  Inc                                                   277,815       7,745,482
PrivateBancorp, Inc.                                    148,534       6,790,975
--------------------------------------------------------------------------------
                                                                     14,536,457
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 0.5%
Hansen Natural Corp.(1)                                 107,070       3,477,634
--------------------------------------------------------------------------------
                                                                      3,477,634
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.6%
Array BioPharma, Inc.(1)                                363,261       3,094,984
Keryx Biopharmaceuticals, Inc.(1)                       528,600       6,253,338
PDL BioPharma, Inc.(1)                                  250,430       4,808,256
Solexa, Inc.(1)                                         556,310       4,906,654
--------------------------------------------------------------------------------
                                                                     19,063,232
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.8%
Pinnacle Entertainment, Inc.(1)                         261,630       7,357,035
Scientific Games Corp., Class A(1)                      202,010       6,423,918
--------------------------------------------------------------------------------
                                                                     13,780,953
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.2%
Atheros Communications(1)                               697,100      12,638,423
AudioCodes Ltd.(1)                                      753,148       7,072,060
CommScope, Inc.(1)                                      158,110       5,195,494
Ixia(1)                                                 417,820       3,722,776
j2 Global Communications, Inc.(1)                       304,572       8,275,221
WebEx Communications, Inc.(1)                           229,240       8,944,945
--------------------------------------------------------------------------------
                                                                     45,848,919
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 12.1%
Akamai Technologies, Inc.(1)                            239,590      11,977,104
Altiris, Inc.(1)                                        344,550       7,266,559
Baidu.Com, Inc., ADR(1,3)                                36,500       3,195,210
Blackbaud, Inc.                                          29,170         641,448
Commvault Systems, Inc.(1)                               32,670         588,060
Digital River, Inc.(1)                                  283,650      14,500,188
DivX, Inc.(1)                                            41,260         980,750
Equinix, Inc.(1)                                        185,180      11,129,318
Hyperion Solutions Corp.(1)                             175,020       6,034,690
Informatica Corp.(1)                                    618,640       8,407,317
MicroStrategy, Inc., Class A(1)                          88,083       8,969,492


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Omniture, Inc.(1)                                       258,320    $  2,038,145
Quest Software, Inc.(1)                                 102,620       1,465,414
Sigma Designs, Inc.(1)                                   23,083         345,091
Sybase, Inc.(1)                                         169,500       4,108,680
The TriZetto Group, Inc.(1)                             567,820       8,596,795
--------------------------------------------------------------------------------
                                                                     90,244,261
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 1.9%
Riverbed Technology, Inc.(1)                              8,100         157,950
Synaptics, Inc.(1)                                      160,660       3,915,284
Trident Microsystems, Inc.(1)                           217,210       5,052,305
Vimicro International Corp.,
  ADR(1,3)                                              445,100       4,905,002
--------------------------------------------------------------------------------
                                                                     14,030,541
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 4.0%
Dolby Laboratories, Inc., Class A(1)                    244,840       4,860,074
Netflix, Inc.(1)                                        344,840       7,855,455
The9 Ltd., ADR(1,3)                                     364,900       7,808,860
THQ, Inc.(1)                                            309,710       9,034,241
--------------------------------------------------------------------------------
                                                                     29,558,630
--------------------------------------------------------------------------------

COSMETICS -- 0.1%
Bare Escentuals, Inc.(1)                                 16,980         461,007
--------------------------------------------------------------------------------
                                                                        461,007
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.6%
Greenhill & Co., Inc.                                    69,080       4,629,741
Huron Consulting Group, Inc.(1)                         179,874       7,051,061
--------------------------------------------------------------------------------
                                                                     11,680,802
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 3.3%
Hologic, Inc.(1)                                        120,330       5,236,762
Illumina, Inc.(1)                                       247,130       8,165,175
IntraLase Corp.(1)                                      282,560       5,569,258
Intuitive Surgical, Inc.(1)                              38,660       4,076,697
Neurometrix, Inc.(1)                                     76,130       1,447,231
--------------------------------------------------------------------------------
                                                                     24,495,123
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 7.5%
FormFactor, Inc.(1)                                     170,091       7,165,934
Hittite Microwave Corp.(1)                               99,130       4,411,285
Netlogic Microsystems, Inc.(1)                          149,098       3,782,616
O2Micro International Ltd., ADR(1,3)                    317,390       2,193,165
Qimonda AG, ADR(1,3)                                    323,620       5,501,540
Silicon Image, Inc.(1)                                  879,510      11,187,367
Silicon Motion Technology Corp.,
  ADR(1,3)                                              429,150       7,136,765
SiRF Technology Holdings, Inc.(1)                        71,590       1,717,444
Techwell, Inc.(1)                                        88,626       1,327,617


See notes to Schedule of Investments on page 28.

4  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Tessera Technologies, Inc.(1)                           243,070    $  8,453,975
Volterra Semiconductor Corp.(1)                         165,493       2,689,261
--------------------------------------------------------------------------------
                                                                     55,566,969
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 0.4%
Eagle Test Systems, Inc.(1)                             177,860       2,938,247
--------------------------------------------------------------------------------
                                                                      2,938,247
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 0.5%
TETRA Technologies, Inc.(1)                             170,680       4,123,629
--------------------------------------------------------------------------------
                                                                      4,123,629
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 1.1%
International Securities Exchange
  Holdings, Inc., Class A                               182,130       8,540,076
--------------------------------------------------------------------------------
                                                                      8,540,076
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 2.7%
Portfolio Recovery Associates,
  Inc.(1)                                               284,650      12,487,596
Sotheby's                                               237,130       7,645,071
--------------------------------------------------------------------------------
                                                                     20,132,667
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0 7%
Heartland Payment Systems, Inc.                         212,490       5,524,740
--------------------------------------------------------------------------------
                                                                      5,524,740
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 1.2%
FactSet Research Systems, Inc.                          177,810       8,636,232
--------------------------------------------------------------------------------
                                                                      8,636,232
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 4.2%
ICON PLC, ADR(1,3)                                      104,941       7,406,736
LCA-Vision, Inc.                                        119,970       4,955,961
Psychiatric Solutions, Inc.(1)                          127,120       4,333,521
Radiation Therapy Services, Inc.(1)                     231,829       6,776,361
United Surgical Partners
  International, Inc.(1)                                304,390       7,558,004
--------------------------------------------------------------------------------
                                                                     31,030,583
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.8%
Allscripts Healthcare Solutions,
  Inc.(1)                                               435,310       9,772,709
Vital Images, Inc.(1)                                   346,624      10,946,386
--------------------------------------------------------------------------------
                                                                     20,719,095
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.4%
Healthways, Inc.(1)                                     155,474       6,934,141
Nighthawk Radiology Holdings,
  Inc.(1)                                               172,940       3,308,342
--------------------------------------------------------------------------------
                                                                     10,242,483
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 0.7%
Four Seasons Hotels, Inc.                                87,550    $  5,590,067
--------------------------------------------------------------------------------
                                                                      5,590,067
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 1.0%
Select Comfort Corp.(1)                                 337,460       7,383,625
--------------------------------------------------------------------------------
                                                                      7,383,625
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.5%
HealthExtras, Inc.(1)                                   124,370       3,520,915
--------------------------------------------------------------------------------
                                                                      3,520,915
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.5%
The Navigators Group, Inc.(1)                           197,680       9,490,617
Tower Group, Inc.                                        46,270       1,543,104
--------------------------------------------------------------------------------
                                                                     11,033,721
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.5%
Affiliated Managers Group, Inc.(1)                      114,840      11,496,632
--------------------------------------------------------------------------------
                                                                     11,496,632
--------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL/SPECIALTY -- 0.6%
Gardner Denver, Inc.(1)                                 145,360       4,808,509
--------------------------------------------------------------------------------
                                                                      4,808,509
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.0%
Dril-Quip, Inc.(1)                                       92,910       6,288,149
Lufkin Industries, Inc.                                  90,360       4,781,851
W-H Energy Services, Inc.(1)                             98,000       4,064,060
--------------------------------------------------------------------------------
                                                                     15,134,060
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 7.7%
AngioDynamics, Inc.(1)                                  166,245       3,442,934
Foxhollow Technologies, Inc.(1)                          64,060       2,190,211
Kyphon, Inc.(1)                                         380,170      14,225,961
LifeCell Corp.(1)                                       371,774      11,978,558
NuVasive, Inc.(1)                                       430,160       8,650,518
PolyMedica Corp.                                        270,859      11,595,474
ResMed, Inc.(1)                                         121,870       4,905,268
--------------------------------------------------------------------------------
                                                                     56,988,924
--------------------------------------------------------------------------------

METAL FABRICATING -- 1.0%
Dynamic Materials Corp.                                 230,630       7,477,025
--------------------------------------------------------------------------------
                                                                      7,477,025
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
Shutterfly, Inc.(1)                                      48,740         757,907
--------------------------------------------------------------------------------
                                                                        757,907
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

5  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 0.7%
Parallel Petroleum Corp.(1)                             274,370    $  5,503,862
--------------------------------------------------------------------------------
                                                                      5,503,862
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.9%
Team, Inc.(1)                                           281,840       7,062,910
--------------------------------------------------------------------------------
                                                                      7,062,910
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 0.8%
VistaPrint Ltd.(1)                                      231,370       6,001,738
--------------------------------------------------------------------------------
                                                                      6,001,738
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.8%
Cymer, Inc.(1)                                          136,780       6,006,010
--------------------------------------------------------------------------------
                                                                      6,006,010
--------------------------------------------------------------------------------

RESTAURANTS -- 1.0%
California Pizza Kitchen, Inc.(1)                       256,890       7,688,718
--------------------------------------------------------------------------------
                                                                      7,688,718
--------------------------------------------------------------------------------

RETAIL -- 3.5%
Coldwater Creek, Inc.(1)                                358,715      10,316,643
Gmarket, Inc. ADR(1,3)                                   19,430         282,707
GSI Commerce, Inc.(1)                                   281,051       4,170,797
Volcom, Inc.(1)                                         255,587       5,760,931
Zumiez, Inc.(1)                                         192,950       5,209,650
--------------------------------------------------------------------------------
                                                                     25,740,728
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 4.3%
GFI Group, Inc.(1)                                       87,480       4,836,769
IntercontinentalExchange, Inc.(1)                        94,800       7,116,636
Investment Technology Group, Inc.(1)                    243,770      10,908,707
optionsXpress Holdings, Inc.                            324,910       9,058,491
--------------------------------------------------------------------------------
                                                                     31,920,603
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.1%
AMN Healthcare Services, Inc.(1)                        330,410       7,847,237
Ctrip.com International Ltd., ADR(3)                    154,380       6,939,381
Kenexa Corp.(1)                                         202,880       5,116,634
Nutri/System, Inc.(1)                                    50,320       3,134,433
--------------------------------------------------------------------------------
                                                                     23,037,685
--------------------------------------------------------------------------------

SHOES -- 1.7%
Iconix Brand Group, Inc.(1)                             504,450       8,121,645
Steven Madden Ltd.                                      123,469       4,844,923
--------------------------------------------------------------------------------
                                                                     12,966,568
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 0.9%
Carter's, Inc.(1)                                       250,030       6,598,292
--------------------------------------------------------------------------------
                                                                      6,598,292
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.5%
Time Warner Telecom, Inc., Class
  A(1)                                                  578,650    $ 11,000,136
--------------------------------------------------------------------------------
                                                                     11,000,136
--------------------------------------------------------------------------------

WHOLESALERS -- 0.9%
MWI Veterinary Supply, Inc.(1)                          195,120       6,542,374
--------------------------------------------------------------------------------
                                                                      6,542,374
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $622,095,758)                             722,837,663
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.1%
RS Mutual Funds(8)                                                      357,672

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $297,225)                                 357,672
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.1%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                  38,318,281
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $38,318,281)                      38,318,281
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.3% (Cost $660,711,264)                     761,513,616
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (2.3)%                                    (17,007,081)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $744,506,535
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

6  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS GROWTH FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.7%

AEROSPACE -- 2.8%
Lockheed Martin Corp.                                    33,700    $  2,900,222
United Technologies Corp.                                37,500       2,375,625
--------------------------------------------------------------------------------
                                                                      5,275,847
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- 1.4%
Southwest Airlines Co.                                  159,200       2,652,272
--------------------------------------------------------------------------------
                                                                      2,652,272
--------------------------------------------------------------------------------

BANKS - NON U.S. -- 0.7%
Bank of Ireland, ADR(3)                                  16,000       1,260,480
--------------------------------------------------------------------------------
                                                                      1,260,480
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 1.4%
PepsiCo, Inc.                                            39,800       2,597,348
--------------------------------------------------------------------------------
                                                                      2,597,348
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.7%
Harrah's Entertainment, Inc.                             43,000       2,856,490
International Game Technology                            53,800       2,232,700
--------------------------------------------------------------------------------
                                                                      5,089,190
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.2%
Time Warner, Inc.                                       125,000       2,278,750
--------------------------------------------------------------------------------
                                                                      2,278,750
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.1%
Corning, Inc.(1)                                        120,000       2,929,200
Motorola, Inc.                                           84,300       2,107,500
QUALCOMM, Inc.                                           50,000       1,817,500
Research In Motion Ltd.(1)                               22,000       2,258,520
Tellabs, Inc.(1)                                        215,000       2,356,400
--------------------------------------------------------------------------------
                                                                     11,469,120
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 8.6%
Adobe Systems, Inc.(1)                                   65,000       2,434,250
Amdocs Ltd.(1)                                           79,600       3,152,160
BEA Systems, Inc.(1)                                    165,000       2,508,000
Microsoft Corp.                                         154,500       4,222,485
Oracle Corp.(1)                                         118,000       2,093,320
Symantec Corp.(1)                                        85,000       1,808,800
--------------------------------------------------------------------------------
                                                                     16,219,015
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 4.7%
Apple Computer, Inc.(1)                                  50,000       3,851,500
Palm, Inc.(1)                                           180,000       2,620,800
SanDisk Corp.(1)                                         43,000       2,302,220
--------------------------------------------------------------------------------
                                                                      8,774,520
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.3%
Activision, Inc.(1)                                     160,000    $  2,416,000
--------------------------------------------------------------------------------
                                                                      2,416,000
--------------------------------------------------------------------------------

COPPER -- 1.1%
Freeport-McMoRan Copper & Gold,
  Inc., Class B                                          38,000       2,023,880
--------------------------------------------------------------------------------
                                                                      2,023,880
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 5.4%
American Express Co.                                     45,000       2,523,600
Chicago Mercantile Exchange
  Holdings, Inc.                                          5,200       2,486,900
Merrill Lynch & Co., Inc.                                30,400       2,377,888
The Goldman Sachs Group, Inc.                            16,800       2,842,056
--------------------------------------------------------------------------------
                                                                     10,230,444
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 7.7%
AstraZeneca PLC, ADR(3)                                  39,400       2,462,500
Cardinal Health, Inc.                                    32,800       2,156,272
Eli Lilly & Co.                                          42,100       2,399,700
Gilead Sciences, Inc.(1)                                 40,000       2,748,000
Johnson & Johnson                                        40,300       2,617,082
Schering Plough Corp.                                    95,000       2,098,550
--------------------------------------------------------------------------------
                                                                     14,482,104
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.2%
Medtronic, Inc.                                          46,800       2,173,392
--------------------------------------------------------------------------------
                                                                      2,173,392
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 7.5%
Advanced Micro Devices, Inc.(1)                          75,000       1,863,750
Integrated Device Technology,
  Inc.(1)                                               118,500       1,903,110
Intel Corp.                                             107,700       2,215,389
Marvell Technology Group Ltd.(1)                        149,900       2,903,563
MEMC Electronic Materials, Inc.(1)                       70,000       2,564,100
Micron Technology, Inc.(1)                              155,900       2,712,660
--------------------------------------------------------------------------------
                                                                     14,162,572
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.4%
Alliance Data Systems Corp.(1)                           46,800       2,582,892
--------------------------------------------------------------------------------
                                                                      2,582,892
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.3%
Caremark Rx, Inc.                                        40,000       2,266,800
UnitedHealth Group, Inc.                                 40,000       1,968,000
--------------------------------------------------------------------------------
                                                                      4,234,800
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

7  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.4%
Starwood Hotels & Resorts
  Worldwide, Inc.                                        45,300    $  2,590,707
--------------------------------------------------------------------------------
                                                                      2,590,707
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.3%
Assurant, Inc.                                           44,000       2,350,040
--------------------------------------------------------------------------------
                                                                      2,350,040
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.2%
The Chubb Corp.                                          44,900       2,333,004
--------------------------------------------------------------------------------
                                                                      2,333,004
--------------------------------------------------------------------------------

LEISURE TIME -- 1.2%
Penn National Gaming, Inc.(1)                            60,900       2,224,068
--------------------------------------------------------------------------------
                                                                      2,224,068
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.5%
Cameron International Corp.(1)                           45,000       2,173,950
Schlumberger Ltd.                                        40,000       2,481,200
--------------------------------------------------------------------------------
                                                                      4,655,150
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.2%
Respironics, Inc.(1)                                     60,000       2,316,600
--------------------------------------------------------------------------------
                                                                      2,316,600
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 4.6%
ABB Ltd., ADR(3)                                        215,400       2,838,972
General Electric Co.                                    105,000       3,706,500
Honeywell International Inc.                             51,500       2,106,350
--------------------------------------------------------------------------------
                                                                      8,651,822
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.3%
EnCana Corp.                                             50,000       2,334,500
XTO Energy, Inc.                                         45,000       1,895,850
--------------------------------------------------------------------------------
                                                                      4,230,350
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 0.8%
Marathon Oil Corp.                                       20,000       1,538,000
--------------------------------------------------------------------------------
                                                                      1,538,000
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.4%
Novellus Systems, Inc.(1)                                97,100       2,685,786
--------------------------------------------------------------------------------
                                                                      2,685,786
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.4%
Grupo Televisa S.A., ADR(3)                             125,000       2,657,500
--------------------------------------------------------------------------------
                                                                      2,657,500
--------------------------------------------------------------------------------

RESTAURANTS -- 1.3%
Starbucks Corp.(1)                                       70,200       2,390,310
--------------------------------------------------------------------------------
                                                                      2,390,310
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

RETAIL -- 5.5%
Abercrombie & Fitch Co., Class A                         43,000    $  2,987,640
American Eagle Outfitters, Inc.                          55,000       2,410,650
Costco Wholesale Corp.                                   60,000       2,980,800
Williams-Sonoma, Inc.                                    61,800       2,001,702
--------------------------------------------------------------------------------
                                                                     10,380,792
--------------------------------------------------------------------------------

STEEL -- 1.2%
Nucor Corp.                                              45,000       2,227,050
--------------------------------------------------------------------------------
                                                                      2,227,050
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.5%
Coach, Inc.(1)                                           79,600       2,738,240
--------------------------------------------------------------------------------
                                                                      2,738,240
--------------------------------------------------------------------------------

TOBACCO -- 1.4%
Altria Group, Inc.                                       35,600       2,725,180
--------------------------------------------------------------------------------
                                                                      2,725,180
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 1.5%
Comcast Corp., Special Class A(1)                        78,500       2,889,585
--------------------------------------------------------------------------------
                                                                      2,889,585
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 2.3%
Dominion Resources, Inc.                                 30,900       2,363,541
Duke Energy Corp.                                        65,600       1,981,120
--------------------------------------------------------------------------------
                                                                      4,344,661
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 5.2%
America Movil S.A. de C.V., ADR(3)                       57,000       2,244,090
AT&T, Inc.                                               80,000       2,604,800
Sprint Nextel Corp.                                     125,000       2,143,750
Verizon Communications, Inc.                             74,900       2,781,037
--------------------------------------------------------------------------------
                                                                      9,773,677
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $158,438,756)                             181,625,148
--------------------------------------------------------------------------------

                                                                       Value
 -------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                       55,303
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $46,706)                                   55,303
--------------------------------------------------------------------------------

                                                                       Value
 -------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.4%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                   4,377,224
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,377,224)                        4,377,224
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

8  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                                         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.1% (Cost $162,862,686)                     $186,057,675
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.9%                                             1,757,029
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $187,814,704
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

9  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS INFORMATION AGE FUND(R)
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.4%

ADVERTISING AGENCIES -- 4.9%
aQuantive, Inc.(1)                                       99,280    $  2,344,993
Marchex, Inc., Class B(1)                               101,390       1,555,323
--------------------------------------------------------------------------------
                                                                      3,900,316
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 11.1%
Atheros Communications(1)                                21,710         393,602
AudioCodes Ltd.(1)                                       98,350         923,507
Avocent Corp.(1)                                         27,470         827,396
Brocade Communications Systems,
  Inc.(1)                                               121,760         859,626
Comverse Technology, Inc.(1)                             34,580         741,395
Foundry Networks, Inc.(1)                                72,220         949,693
Research In Motion Ltd.(1)                                9,990       1,025,573
Sonus Networks, Inc.(1)                                  58,800         309,288
Tellabs, Inc.(1)                                         87,040         953,958
WebEx Communications, Inc.(1)                            49,430       1,928,759
--------------------------------------------------------------------------------
                                                                      8,912,797
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 24.4%
Adobe Systems, Inc.(1)                                   12,980         486,101
Akamai Technologies, Inc.(1)                             68,330       3,415,817
Altiris, Inc.(1)                                         51,188       1,079,555
Blackbaud, Inc.                                          45,150         992,848
Citrix Systems, Inc.(1)                                  45,060       1,631,623
Commvault Systems, Inc.(1)                                3,470          62,460
Digital River, Inc.(1)                                   39,680       2,028,441
Digitas, Inc.(1)                                         99,160         953,919
DivX, Inc.(1)                                             4,380         104,113
eCollege.com, Inc.(1)                                    30,250         483,697
Equinix, Inc.(1)                                         14,760         887,076
Informatica Corp.(1)                                     76,320       1,037,189
Microsoft Corp.                                          79,400       2,170,002
Omniture, Inc.(1)                                       119,810         945,301
RADWARE Ltd.(1)                                          67,450         915,296
Salesforce.com, Inc.(1)                                  26,370         946,156
Sigma Designs, Inc.(1)                                   97,000       1,450,150
--------------------------------------------------------------------------------
                                                                     19,589,744
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 12.5%
Apple Computer, Inc.(1)                                  23,060       1,776,312
Hewlett-Packard Co.                                      32,890       1,206,734
Logitech International S.A.,
  ADR(1,3)                                               38,000         826,880
msystems Ltd.(1)                                         31,110       1,251,867
NVIDIA Corp.(1)                                          31,770         940,074


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY (CONTINUED)
Riverbed Technology, Inc.(1)                                860    $     16,770
Seagate Technology(1)                                    89,080       2,056,857
Synaptics, Inc.(1)                                       63,160       1,539,209
Vimicro International Corp.,
  ADR(1,3)                                               38,600         425,372
--------------------------------------------------------------------------------
                                                                     10,040,075
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 10.2%
Google, Inc., Class A(1)                                  4,970       1,997,443
Netflix, Inc.(1)                                         52,380       1,193,216
The9 Ltd., ADR(1,3)                                      72,900       1,560,060
THQ, Inc.(1)                                             48,210       1,406,286
Yahoo! Inc.(1)                                           79,388       2,006,929
--------------------------------------------------------------------------------
                                                                      8,163,934
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.9%
Nintendo Co. Ltd., ADR(3)                                59,600       1,540,660
--------------------------------------------------------------------------------
                                                                      1,540,660
--------------------------------------------------------------------------------

ELECTRICAL & ELECTRONICS -- 1.1%
Power Integrations, Inc.(1)                              44,790         877,884
--------------------------------------------------------------------------------
                                                                        877,884
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 18.6%
Applied Micro Circuits Corp.(1)                         501,040       1,448,005
Marvell Technology Group Ltd.(1)                         81,620       1,580,979
Netlogic Microsystems, Inc.(1)                           10,670         270,698
O2Micro International Ltd.,
  ADR(1,3)                                              514,290       3,553,744
PLX Technology, Inc.(1)                                 186,362       1,932,574
Silicon Image, Inc.(1)                                   71,750         912,660
Silicon Motion Technology Corp.,
  ADR(1,3)                                              115,460       1,920,100
SiRF Technology Holdings, Inc.(1)                        24,590         589,914
Tessera Technologies, Inc.(1)                            28,420         988,448
Volterra Semiconductor Corp.(1)                         105,420       1,713,075
--------------------------------------------------------------------------------
                                                                     14,910,197
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
Shutterfly, Inc.(1)                                       5,190          80,705
--------------------------------------------------------------------------------
                                                                         80,705
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 4.2%
Cymer, Inc.(1)                                           23,360       1,025,738
KLA-Tencor Corp.                                         21,030         935,204
Ultratech, Inc.(1)                                      108,780       1,448,949
--------------------------------------------------------------------------------
                                                                      3,409,891
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 28.

10  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

RETAIL -- 1.0%
GSI Commerce, Inc.(1)                                    56,939    $    844,975
--------------------------------------------------------------------------------
                                                                        844,975
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 1.7%
Ctrip.com International Ltd.,
  ADR(3)                                                 30,080       1,352,096
--------------------------------------------------------------------------------
                                                                      1,352,096
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.7%
Millicom International Cellular
  S.A.(1)                                                19,850         812,262
Time Warner Telecom, Inc., Class
  A(1)                                                   31,170         592,542
--------------------------------------------------------------------------------
                                                                      1,404,804
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $65,822,174)                              75,028,078
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.1%
RS Mutual Funds(8)                                                       32,490
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $28,670)                                   32,490
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.8%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                   5,427,319
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(9)                                      35,378
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,462,697)                        5,462,697
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3% (Cost $71,313,541)                       80,523,265
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.3)%                                      (219,597)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 80,303,668
--------------------------------------------------------------------------------





See notes to Schedule of Investments on page 28.

11  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS INTERNET AGE FUND(R)
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 92.3%

ADVERTISING AGENCIES -- 9.2%

aQuantive, Inc.(1)                                      138,730    $  3,276,802
Marchex, Inc., Class B(1)                               167,440       2,568,530
--------------------------------------------------------------------------------
                                                                      5,845,332
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.7%
Linktone Ltd., ADR(1,3)                                 209,990       1,079,349
--------------------------------------------------------------------------------
                                                                      1,079,349
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.9%
AudioCodes Ltd.(1)                                      100,520         943,883
Brocade Communications Systems,
  Inc.(1)                                                98,320         694,139
Cbeyond, Inc.(1)                                         26,490         727,151
Sonus Networks, Inc.(1)                                  46,630         245,274
WebEx Communications, Inc.(1)                            44,574       1,739,277
--------------------------------------------------------------------------------
                                                                      4,349,724
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 26.5%
Adobe Systems, Inc.(1)                                   11,210         419,814
Akamai Technologies, Inc.(1)                             50,470       2,522,995
Altiris, Inc.(1)                                         42,910         904,972
Citrix Systems, Inc.(1)                                  17,870         647,073
Commvault Systems, Inc.(1)                                2,750          49,500
Digital River, Inc.(1)                                   53,230       2,721,118
Digitas, Inc.(1)                                        175,970       1,692,831
DivX, Inc.(1)                                             3,480          82,720
eCollege.com, Inc.(1)                                    40,240         643,438
Equinix, Inc.(1)                                         12,310         739,831
Informatica Corp.(1)                                     37,150         504,868
Omniture, Inc.(1)                                       170,230       1,343,115
RADWARE Ltd.(1)                                          46,460         630,462
Salesforce.com, Inc.(1)                                  21,620         775,726
Sigma Designs, Inc.(1)                                   85,110       1,272,394
Submarino SA, GDR 144A(3,7)                              30,000       1,169,046
Symantec Corp.(1)                                        30,310         644,997
--------------------------------------------------------------------------------
                                                                     16,764,900
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 3.8%
Logitech International S.A., ADR(1,3)                    30,700         668,032
msystems Ltd.(1)                                         26,540       1,067,970
Riverbed Technology, Inc.(1)                                680          13,260
Trident Microsystems, Inc.(1)                            12,620         293,541
Vimicro International Corp., ADR(1,3)                    31,100         342,722
--------------------------------------------------------------------------------
                                                                      2,385,525
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 16.7%

Google, Inc., Class A(1)                                  5,910    $  2,375,229
Netflix, Inc.(1)                                         99,040       2,256,131
The9 Ltd., ADR(1,3)                                      85,000       1,819,000
THQ, Inc.(1)                                             42,080       1,227,474
Yahoo! Inc.(1)                                          113,350       2,865,488
--------------------------------------------------------------------------------
                                                                     10,543,322
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 2.2%
Nintendo Co. Ltd., ADR(3)                                55,000       1,421,750
--------------------------------------------------------------------------------
                                                                      1,421,750
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.9%
Color Kinetics, Inc.(1)                                  34,550         586,659
--------------------------------------------------------------------------------
                                                                        586,659
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 12.7%
Applied Micro Circuits Corp.(1)                         413,570       1,195,217
Netlogic Microsystems, Inc.(1)                            8,700         220,719
O2Micro International Ltd., ADR(1,3)                    389,950       2,694,555
PLX Technology, Inc.(1)                                 168,070       1,742,886
Silicon Motion Technology Corp.,
  ADR(1,3)                                               78,260       1,301,464
Techwell, Inc.(1)                                        58,140         870,937
--------------------------------------------------------------------------------
                                                                      8,025,778
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
Shutterfly, Inc.(1)                                       4,110          63,910
--------------------------------------------------------------------------------
                                                                         63,910
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 1.6%
VistaPrint Ltd.(1)                                       39,010       1,011,919
--------------------------------------------------------------------------------
                                                                      1,011,919
--------------------------------------------------------------------------------

RETAIL -- 4.7%
Blue Nile, Inc.(1)                                       15,880         577,238
GSI Commerce, Inc.(1)                                   133,360       1,979,062
Overstock.com, Inc.(1)                                   23,030         403,716
--------------------------------------------------------------------------------
                                                                      2,960,016
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.2%
Ctrip.com International Ltd., ADR(3)                     45,460       2,043,427
--------------------------------------------------------------------------------
                                                                      2,043,427
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 2.1%
Millicom International Cellular
  S.A.(1)                                                16,460         673,543
Time Warner Telecom, Inc., Class A(1)                    35,420         673,334
--------------------------------------------------------------------------------
                                                                      1,346,877
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $50,347,827)                               58,428,488
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

12  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%

RS Mutual Funds(8)                                                 $     21,319
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $19,000)                                   21,319
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.7%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                   3,257,701
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(9)                                   1,607,788
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,865,489)                        4,865,489
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0% (Cost $55,232,316)                       63,315,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DEPOSITS WITH BROKERS FOR SECURITIES SOLD SHORT -- 2.0%               1,277,980
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (2.2)% (Proceeds $1,277,980)                (1,400,944)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.2%                                               114,517
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 63,306,849
--------------------------------------------------------------------------------




Schedule of Securities Sold Short - RS Internet Age Fund (R)


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 2.2%

FINANCIAL INFORMATION SERVICES -- 1.0%

Move, Inc.(1)                                           129,720    $    636,925
--------------------------------------------------------------------------------
                                                                        636,925
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 1.2%
eBay, Inc.(1)                                            26,940         764,019
--------------------------------------------------------------------------------
                                                                        764,019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT (Proceeds $1,277,980)                  $  1,400,944
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

13  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.2%

AEROSPACE -- 1.2%
Alliant Techsystems, Inc.(1)                             40,000    $  3,242,400
--------------------------------------------------------------------------------
                                                                      3,242,400
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- 1.1%
UAL Corp.(1)                                            105,000       2,789,850
--------------------------------------------------------------------------------
                                                                      2,789,850
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 3.2%
AmericanWest Bancorp                                    125,000       2,656,250
SVB Financial Group(1)                                   67,000       2,990,880
Zions Bancorp                                            33,400       2,665,654
--------------------------------------------------------------------------------
                                                                      8,312,784
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.6%
Celgene Corp.(1)                                         80,000       3,464,000
Cephalon, Inc.(1)                                        55,000       3,396,250
--------------------------------------------------------------------------------
                                                                      6,860,250
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%
Vulcan Materials Co.                                     36,000       2,817,000
--------------------------------------------------------------------------------
                                                                      2,817,000
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 4.0%
Boyd Gaming Corp.                                       110,000       4,228,400
International Game Technology                            68,000       2,822,000
Scientific Games Corp., Class A(1)                      110,000       3,498,000
--------------------------------------------------------------------------------
                                                                     10,548,400
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.4%
Gemstar-TV Guide International,
  Inc.(1)                                             1,075,000       3,569,000
--------------------------------------------------------------------------------
                                                                      3,569,000
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 3.0%
Ciena Corp.(1)                                          138,742       3,780,719
Tellabs, Inc.(1)                                        380,000       4,164,800
--------------------------------------------------------------------------------
                                                                      7,945,519
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.5%
Autodesk, Inc.(1)                                        90,000       3,130,200
BEA Systems, Inc.(1)                                    198,000       3,009,600
Citrix Systems, Inc.(1)                                  85,000       3,077,850
Digital River, Inc.(1)                                   50,000       2,556,000
--------------------------------------------------------------------------------
                                                                     11,773,650
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 6.7%
Apple Computer, Inc.(1)                                  42,000       3,235,260
NVIDIA Corp.(1)                                          90,000       2,663,100


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY (CONTINUED)
Palm, Inc.(1)                                           355,000    $  5,168,800
SanDisk Corp.(1)                                         45,000       2,409,300
Trident Microsystems, Inc.(1)                           175,000       4,070,500
--------------------------------------------------------------------------------
                                                                     17,546,960
--------------------------------------------------------------------------------

CONSTRUCTION -- 1.1%
Chicago Bridge & Iron Co. N. V.,
  ADR(3)                                                115,000       2,766,900
--------------------------------------------------------------------------------
                                                                      2,766,900
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 5.1%
Activision, Inc.(1)                                     140,000       2,114,000
Harman International Industries,
  Inc                                                    40,400       3,370,976
Netflix, Inc.(1)                                        199,900       4,553,722
THQ, Inc.(1)                                            115,000       3,354,550
--------------------------------------------------------------------------------
                                                                     13,393,248
--------------------------------------------------------------------------------

COSMETICS -- 1.3%
Avon Products, Inc.                                     110,000       3,372,600
--------------------------------------------------------------------------------
                                                                      3,372,600
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.1%
Allergan, Inc.                                           22,000       2,477,420
Forest Laboratories, Inc.(1)                             58,000       2,935,380
--------------------------------------------------------------------------------
                                                                      5,412,800
--------------------------------------------------------------------------------

ELECTRONICS -- 1.0%
Avid Technology, Inc.(1)                                 70,000       2,549,400
--------------------------------------------------------------------------------
                                                                      2,549,400
--------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 1.1%
Thermo Electron Corp.(1)                                 75,000       2,949,750
--------------------------------------------------------------------------------
                                                                      2,949,750
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 6.0%
Agere Systems, Inc.(1)                                  100,000       1,493,000
Integrated Device Technology,
  Inc.(1)                                               160,000       2,569,600
Marvell Technology Group Ltd.(1)                        140,000       2,711,800
MEMC Electronic Materials, Inc.(1)                       75,000       2,747,250
Micron Technology, Inc.(1)                              187,200       3,257,280
Silicon Laboratories, Inc.(1)                            90,000       2,791,800
--------------------------------------------------------------------------------
                                                                     15,570,730
--------------------------------------------------------------------------------

FINANCE - SMALL LOANS -- 1.1%
The First Marblehead Corp.                               42,500       2,943,550
--------------------------------------------------------------------------------
                                                                      2,943,550
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

14  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 1.1%
International Securities Exchange
  Holdings, Inc., Class A                                60,000    $  2,813,400
--------------------------------------------------------------------------------
                                                                      2,813,400
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.9%
Alliance Data Systems Corp.(1)                           65,000       3,587,350
CheckFree Corp.(1)                                       93,700       3,871,684
--------------------------------------------------------------------------------
                                                                      7,459,034
--------------------------------------------------------------------------------

FOODS -- 1.0%
McCormick & Co., Inc.                                    71,500       2,715,570
--------------------------------------------------------------------------------
                                                                      2,715,570
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 3.5%
Manor Care, Inc.                                         42,000       2,195,760
Sunrise Senior Living, Inc.(1)                          141,100       4,214,657
Tenet Healthcare Corp.(1)                               335,000       2,726,900
--------------------------------------------------------------------------------
                                                                      9,137,317
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.1%
Medco Health Solutions, Inc.(1)                          46,000       2,765,060
--------------------------------------------------------------------------------
                                                                      2,765,060
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.3%
Hilton Hotels Corp.                                     120,000       3,342,000
--------------------------------------------------------------------------------
                                                                      3,342,000
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.0%
Genworth Financial, Inc., Class A                        77,000       2,695,770
--------------------------------------------------------------------------------
                                                                      2,695,770
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.1%
Covanta Holdings Corp.(1)                               130,000       2,798,900
--------------------------------------------------------------------------------
                                                                      2,798,900
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.1%
Affiliated Managers Group, Inc.(1)                       28,000       2,803,080
--------------------------------------------------------------------------------
                                                                      2,803,080
--------------------------------------------------------------------------------

LEISURE TIME -- 1.3%
Penn National Gaming, Inc.(1)                            90,000       3,286,800
--------------------------------------------------------------------------------
                                                                      3,286,800
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 0.8%
Cameron International Corp.(1)                           45,000       2,173,950
--------------------------------------------------------------------------------
                                                                      2,173,950
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.9%
Dade Behring Holdings, Inc.                              80,000       3,212,800
DENTSPLY International, Inc.                             98,800       2,974,868


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (CONTINUED)
ResMed, Inc.(1)                                          80,000    $  3,220,000
Respironics, Inc.(1)                                     70,000       2,702,700
St. Jude Medical, Inc.(1)                                90,000       3,176,100
--------------------------------------------------------------------------------
                                                                     15,286,468
--------------------------------------------------------------------------------

METAL FABRICATING -- 2.0%
Mueller Water Products, Inc.(1)                         350,200       5,116,422
--------------------------------------------------------------------------------
                                                                      5,116,422
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 1.0%
McDermott International, Inc.(1)                         64,000       2,675,200
--------------------------------------------------------------------------------
                                                                      2,675,200
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.5%
Newfield Exploration Co.(1)                              60,000       2,312,400
Quicksilver Resources, Inc.(1)                           70,000       2,233,000
Southwestern Energy Co.(1)                               65,000       1,941,550
--------------------------------------------------------------------------------
                                                                      6,486,950
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 3.0%
Cymer, Inc.(1)                                          100,000       4,391,000
Novellus Systems, Inc.(1)                               128,000       3,540,480
--------------------------------------------------------------------------------
                                                                      7,931,480
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.1%
Univision Communications, Inc.,
  Class A(1)                                             80,000       2,747,200
--------------------------------------------------------------------------------
                                                                      2,747,200
--------------------------------------------------------------------------------

RETAIL -- 4.9%
Abercrombie & Fitch Co., Class A                         46,000       3,196,080
Bebe Stores, Inc.                                       145,000       3,593,100
Limited Brands, Inc.                                    100,000       2,649,000
The TJX Cos., Inc.                                      118,000       3,307,540
--------------------------------------------------------------------------------
                                                                     12,745,720
--------------------------------------------------------------------------------

SAVINGS & LOAN -- 1.4%
People's Bank                                            92,900       3,679,769
--------------------------------------------------------------------------------
                                                                      3,679,769
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 2.3%
E*TRADE Financial Corp.(1)                              136,000       3,253,120
Investment Technology Group, Inc.(1)                     63,000       2,819,250
--------------------------------------------------------------------------------
                                                                      6,072,370
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 1.6%
Nutri/System, Inc.(1)                                    65,000       4,048,850
--------------------------------------------------------------------------------
                                                                      4,048,850
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

15  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

STEEL -- 1.1%
Oregon Steel Mills, Inc.(1)                              60,000    $  2,932,200
--------------------------------------------------------------------------------
                                                                      2,932,200
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.3%
InterDigital Communications Corp.(1)                    100,000       3,410,000
--------------------------------------------------------------------------------
                                                                      3,410,000
--------------------------------------------------------------------------------

TOBACCO -- 1.3%
Loews Corp.- Carolina Group                              60,000       3,323,400
--------------------------------------------------------------------------------
                                                                      3,323,400
--------------------------------------------------------------------------------

TRUCKERS -- 1.2%
Landstar System, Inc.                                    75,000       3,202,500
--------------------------------------------------------------------------------
                                                                      3,202,500
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 0.9%
Mirant Corp.(1)                                          90,000       2,457,900
--------------------------------------------------------------------------------
                                                                      2,457,900
--------------------------------------------------------------------------------

UTILITIES - GAS PIPELINES -- 0.9%
The Williams Cos., Inc.                                  95,000       2,267,650
--------------------------------------------------------------------------------
                                                                      2,267,650
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $228,160,928)                             250,739,751
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                       37,590
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $33,453)                                   37,590
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.1%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                  13,328,974
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $13,328,974)                      13,328,974
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.3% (Cost $241,523,355)                     264,106,315
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (1.3)%                                     (3,350,360)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $260,755,955
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

16  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 92.1%

ADVERTISING AGENCIES -- 0.9%
Marchex, Inc., Class B(1)                               171,600    $  2,632,344
--------------------------------------------------------------------------------
                                                                      2,632,344
--------------------------------------------------------------------------------

AEROSPACE -- 0.9%
HEICO Corp.                                              75,350       2,584,505
--------------------------------------------------------------------------------
                                                                      2,584,505
--------------------------------------------------------------------------------

AUTO PARTS - AFTERMARKET -- 0.2%
Keystone Automotive Industries,
  Inc.(1)                                                15,090         573,722
--------------------------------------------------------------------------------
                                                                        573,722
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.9%
Boston Private Financial Holdings,
  Inc                                                    81,150       2,262,462
PrivateBancorp, Inc.                                     64,406       2,944,642
Virginia Commerce Bancorp, Inc.(1)                      150,005       3,330,111
--------------------------------------------------------------------------------
                                                                      8,537,215
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 0.7%
Hansen Natural Corp.(1)                                  63,010       2,046,565
--------------------------------------------------------------------------------
                                                                      2,046,565
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.7%
ArthroCare Corp.(1)                                      47,980       2,248,343
Solexa, Inc.(1)                                         324,790       2,864,648
--------------------------------------------------------------------------------
                                                                      5,112,991
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.4%
Century Casinos, Inc.(1)                                393,230       3,908,706
Scientific Games Corp., Class A(1)                      193,430       6,151,074
--------------------------------------------------------------------------------
                                                                     10,059,780
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 4.9%
Atheros Communications(1)                               150,740       2,732,916
CommScope, Inc.(1)                                       95,020       3,122,357
j2 Global Communications, Inc.(1)                       153,812       4,179,072
RADVision Ltd.(1)                                       266,030       4,389,495
--------------------------------------------------------------------------------
                                                                     14,423,840
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.5%
Concur Technologies, Inc.(1)                            245,490       3,571,879
Equinix, Inc.(1)                                         64,645       3,885,164
Omniture, Inc.(1)                                       322,931       2,547,926
Optimal Group, Inc., Class A(1)                         286,410       3,368,182
--------------------------------------------------------------------------------
                                                                     13,373,151
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.2%
The9 Ltd., ADR(1,3)                                     167,450       3,583,430
--------------------------------------------------------------------------------
                                                                      3,583,430
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

COSMETICS -- 0.1%
Bare Escentuals, Inc.(1)                                  6,710    $    182,177
--------------------------------------------------------------------------------
                                                                        182,177
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Greenhill & Co., Inc.                                    31,550       2,114,481
--------------------------------------------------------------------------------
                                                                      2,114,481
--------------------------------------------------------------------------------

ELECTRONICS -- 1.2%
SRS Labs, Inc.(1)                                       562,785       3,489,267
--------------------------------------------------------------------------------
                                                                      3,489,267
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 1.8%
Silicon Motion Technology Corp.,
  ADR(1,3)                                              133,800       2,225,094
Volterra Semiconductor Corp.(1)                         181,330       2,946,612
--------------------------------------------------------------------------------
                                                                      5,171,706
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 0.9%
International Securities Exchange
  Holdings, Inc., Class A                                55,800       2,616,462
--------------------------------------------------------------------------------
                                                                      2,616,462
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.6%
Portfolio Recovery Associates,
  Inc.(1)                                               105,340       4,621,266
--------------------------------------------------------------------------------
                                                                      4,621,266
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 3.1%
Advent Software, Inc.(1)                                 42,771       1,548,738
Online Resources Corp.(1)                               435,540       5,335,365
TradeStation Group, Inc.(1)                             147,240       2,218,907
--------------------------------------------------------------------------------
                                                                      9,103,010
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.8%
Five Star Quality Care, Inc.(1)                         491,680       5,290,477
--------------------------------------------------------------------------------
                                                                      5,290,477
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.5%
Healthspring, Inc.(1)                                    74,120       1,426,810
--------------------------------------------------------------------------------
                                                                      1,426,810
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.6%
NovaMed, Inc.(1)                                        221,365       1,744,356
--------------------------------------------------------------------------------
                                                                      1,744,356
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.3%
Amerisafe, Inc.(1)                                      372,629       3,651,764
HealthExtras, Inc.(1)                                   108,403       3,068,889
--------------------------------------------------------------------------------
                                                                      6,720,653
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.4%
The Navigators Group, Inc.(1)                            83,360       4,002,114
--------------------------------------------------------------------------------
                                                                      4,002,114
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

17  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

LEISURE TIME -- 0.7%
Life Time Fitness, Inc.(1)                               47,300    $  2,189,517
--------------------------------------------------------------------------------
                                                                      2,189,517
--------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL/SPECIALTY -- 0.7%
Gardner Denver, Inc.(1)                                  65,520       2,167,402
--------------------------------------------------------------------------------
                                                                      2,167,402
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.1%
Allis-Chalmers Energy, Inc.(1)                          105,930       1,550,815
Lufkin Industries, Inc.                                  38,160       2,019,427
Oil States International, Inc.(1)                       122,360       3,364,900
Superior Energy Services, Inc.(1)                       133,850       3,514,901
W-H Energy Services, Inc.(1)                             37,470       1,553,881
--------------------------------------------------------------------------------
                                                                     12,003,924
--------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 1.3%
Flow International Corp.(1)                             302,061       3,917,731
--------------------------------------------------------------------------------
                                                                      3,917,731
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 13.0%
American Medical Systems Holdings,
  Inc.(1)                                               260,770       4,805,991
AngioDynamics, Inc.(1)                                  165,580       3,429,162
Immucor, Inc.(1)                                         82,665       1,852,523
Kyphon, Inc.(1)                                          87,980       3,292,212
LifeCell Corp.(1)                                        72,050       2,321,451
NuVasive, Inc.(1)                                       171,470       3,448,262
Orthovita, Inc.(1)                                      621,860       2,170,291
PolyMedica Corp.                                        108,313       4,636,879
ResMed, Inc.(1)                                          89,590       3,605,997
The Spectranetics Corp.(1)                              428,870       5,017,779
Vital Signs, Inc.                                        66,390       3,758,338
--------------------------------------------------------------------------------
                                                                     38,338,885
--------------------------------------------------------------------------------

METAL FABRICATING -- 2.4%
Dynamic Materials Corp.                                  60,150       1,950,063
Maverick Tube Corp.(1)                                   80,340       5,208,442
--------------------------------------------------------------------------------
                                                                      7,158,505
--------------------------------------------------------------------------------

MISCELLANEOUS BUSINESS & CONSUMER DISCRETIONARY -- 0.1%
Shutterfly, Inc.(1)                                      19,260         299,493
--------------------------------------------------------------------------------
                                                                        299,493
--------------------------------------------------------------------------------

MISCELLANOUS PRODUCER DURABLES -- 1.0%
BE Aerospace, Inc.(1)                                   137,440       2,898,610
--------------------------------------------------------------------------------
                                                                      2,898,610
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 2.7%
SunOpta, Inc.(1)                                        318,604       3,367,644


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES (CONTINUED)
Team, Inc.(1)                                           180,670    $  4,527,590
--------------------------------------------------------------------------------
                                                                      7,895,234
--------------------------------------------------------------------------------

POWER TRANSMISSION EQUIPMENT -- 0.9%
Regal-Beloit Corp.                                       62,500       2,718,750
--------------------------------------------------------------------------------
                                                                      2,718,750
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 0.7%
Cymer, Inc.(1)                                           49,320       2,165,641
--------------------------------------------------------------------------------
                                                                      2,165,641
--------------------------------------------------------------------------------

RAILROAD EQUIPMENT -- 1.0%
American Railcar Industries, Inc.                        95,584       2,782,450
--------------------------------------------------------------------------------
                                                                      2,782,450
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.5%
KKR Financial Corp.                                     180,570       4,431,188
--------------------------------------------------------------------------------
                                                                      4,431,188
--------------------------------------------------------------------------------

RETAIL -- 4.6%
Cache, Inc.(1)                                          291,047       5,206,831
Central Garden & Pet Co.(1)                             101,440       4,895,494
Jos. A. Bank Clothiers, Inc.(1)                         117,451       3,518,832
--------------------------------------------------------------------------------
                                                                     13,621,157
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 3.2%
GFI Group, Inc.(1)                                       33,705       1,863,549
Investment Technology Group, Inc.(1)                    101,290       4,532,728
optionsXpress Holdings, Inc.                            107,690       3,002,397
--------------------------------------------------------------------------------
                                                                      9,398,674
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 9.7%
AMN Healthcare Services, Inc.(1)                        145,330       3,451,587
Barrett Business Services, Inc.(1)                      196,230       4,213,058
Ctrip.com International Ltd., ADR(3)                     37,270       1,675,287
FirstService Corp.(1)                                   208,799       4,973,592
Nutri/System, Inc.(1)                                    88,620       5,520,140
Rollins, Inc.                                           215,700       4,553,427
Steiner Leisure Ltd.(1)                                  99,780       4,195,749
--------------------------------------------------------------------------------
                                                                     28,582,840
--------------------------------------------------------------------------------

SHIPPING -- 0.9%
American Commercial Lines, Inc.(1)                       42,770       2,542,677
--------------------------------------------------------------------------------
                                                                      2,542,677
--------------------------------------------------------------------------------

SHOES -- 1.6%
Iconix Brand Group, Inc.(1)                             288,276       4,641,244
--------------------------------------------------------------------------------
                                                                      4,641,244
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

18  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares         Value
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.3%
Carter's, Inc.(1)                                       146,780    $  3,873,524
--------------------------------------------------------------------------------
                                                                      3,873,524
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 0.9%
Vitran Corp., Inc.(1)                                   136,050       2,516,925
--------------------------------------------------------------------------------
                                                                      2,516,925
--------------------------------------------------------------------------------

TRUCKERS -- 0.7%
Old Dominion Freight Line, Inc.(1)                       68,350       2,052,551
--------------------------------------------------------------------------------
                                                                      2,052,551
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 0.8%
Time Warner Telecom, Inc., Class
  A(1)                                                  116,120       2,207,441
--------------------------------------------------------------------------------
                                                                      2,207,441
--------------------------------------------------------------------------------

WHOLESALERS -- 1.0%
MWI Veterinary Supply, Inc.(1)                           90,780       3,043,853
--------------------------------------------------------------------------------
                                                                      3,043,853
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $238,742,358)                             270,858,538
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                       35,592
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $32,713)                                   35,592
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.5%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                                  15,441,179
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(9)                                  15,401,179
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $30,842,358)                      30,842,358
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.6% (Cost $269,617,429)                     301,736,488
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (2.6)%                                     (7,543,149)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $294,193,339
--------------------------------------------------------------------------------




See notes to Schedule of Investments on page 28.

19  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 84.4%

ALUMINUM -- 5.0%
Alcan, Inc.                                             843,900  $   33,646,293
Century Aluminum Co.(1)                               1,514,200      50,952,830
--------------------------------------------------------------------------------
                                                                     84,599,123
--------------------------------------------------------------------------------

CHEMICALS -- 2.0%
Eastman Chemical Co.                                    628,700      33,962,374
--------------------------------------------------------------------------------
                                                                     33,962,374
--------------------------------------------------------------------------------

COAL -- 7.9%
Arch Coal, Inc.                                       1,057,220      30,564,230
Foundation Coal Holdings, Inc.                        1,343,460      43,487,800
Peabody Energy Corp.                                  1,458,480      53,642,894
Western Canadian Coal Corp.(1)                 CAD    2,616,200       4,798,220
--------------------------------------------------------------------------------
                                                                    132,493,144
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.3%
Crosstex Energy, Inc.                                   223,603      20,028,121
Sound Energy Trust                             CAD      353,750       2,117,278
--------------------------------------------------------------------------------
                                                                     22,145,399
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 3.6%
Brookfield Asset Management, Inc.,
  Class A                                      CAD    1,375,050      60,796,217
--------------------------------------------------------------------------------
                                                                     60,796,217
--------------------------------------------------------------------------------

GOLD -- 3.4%
Goldcorp, Inc.                                 CAD    1,362,180      32,124,415
Kinross Gold Corp.(1)                          CAD    2,046,100      25,609,429
--------------------------------------------------------------------------------
                                                                     57,733,844
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.6%
PICO Holdings, Inc.(1)                                  286,778       9,334,624
--------------------------------------------------------------------------------
                                                                      9,334,624
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 11.0%
Basic Energy Services, Inc.(1,6)                      1,712,590      41,787,196
Complete Production Services,
  Inc.(1)                                             2,174,810      42,930,749
Key Energy Services, Inc.(1)                          4,848,600      65,940,960
Noble Corp.                                             549,150      35,244,447
--------------------------------------------------------------------------------
                                                                    185,903,352
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 7.6%
BHP Billiton Ltd., ADR(3)                             1,185,800      44,918,104
Companhia Vale do Rio Doce, ADR(3)                    2,211,100      47,671,316
Ivanhoe Nickel & Platinum
  Ltd.(1,4,5)                                           203,624       1,018,120
Sherritt International Corp.                   CAD    3,969,000      34,621,114
--------------------------------------------------------------------------------
                                                                    128,228,654
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 0.9%
Hercules Offshore, Inc.(1)                              498,620  $   15,482,151
--------------------------------------------------------------------------------
                                                                      15,482,151
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 21.1%
Anadarko Petroleum Corp.                              1,229,900      53,906,517
Anderson Energy Ltd.(1,6)                      CAD    4,613,000      17,746,276
Compton Petroleum Corp.(1)                     CAD    4,290,800      42,802,433
Denbury Resources, Inc.(1)                            1,954,800      56,493,720
EnCana Corp.                                   CAD      170,700       7,942,838
Newfield Exploration Co.(1)                             951,900      36,686,226
Nexen, Inc.                                    CAD      668,900      35,756,453
Noble Energy, Inc.                                      269,800      12,300,182
Southwestern Energy Co.(1)                              644,900      19,263,163
Talisman Energy, Inc.                          CAD    4,484,300      73,177,036
--------------------------------------------------------------------------------
                                                                    356,074,844
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 8.2%
Exxon Mobil Corp.                                       336,500      22,579,150
Marathon Oil Corp.                                      541,100      41,610,590
Paramount Resources Ltd., Class A(1)           CAD    2,247,300      54,063,875
Petrobank Energy & Resources Ltd.(1)           CAD    1,478,400      19,443,060
--------------------------------------------------------------------------------
                                                                    137,696,675
--------------------------------------------------------------------------------

STEEL -- 5.8%
Allegheny Technologies, Inc.                            927,860      57,703,613
Carpenter Technology Corp.                              380,315      40,887,666
--------------------------------------------------------------------------------
                                                                     98,591,279
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 6.0%
PPL Corp.                                             1,571,700      51,708,930
TXU Corp.                                               802,900      50,197,308
--------------------------------------------------------------------------------
                                                                    101,906,238
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,258,989,948)                         1,424,947,918
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                       88,934
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $87,146)                                   88,934
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

20  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                                        Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.0%
BlackRock Liquidity Funds TempCash
  Portfolio-Institutional Shares(9)                              $   84,751,703
BlackRock Liquidity Funds TempFund
  Portfolio-Institutional Shares(9)                                  84,601,703
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $169,353,406)                    169,353,406
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 94.4% (Cost $1,428,430,500)                  1,594,390,258
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 5.6%                                            94,727,036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,689,117,294
--------------------------------------------------------------------------------






See notes to Schedule of Investments on page 28.

21  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS INVESTORS FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.4%

CABLE TELEVISION SERVICES -- 7.3%

Liberty Global, Inc., Class A(1)                         75,806    $  1,951,246
Liberty Global, Inc., Series C(1)                        89,250       2,236,605
--------------------------------------------------------------------------------
                                                                      4,187,851
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 5.8%
Scientific Games Corp., Class A(1)                      102,280       3,252,504
Station Casinos, Inc.                                     1,800         104,094
--------------------------------------------------------------------------------
                                                                      3,356,598
--------------------------------------------------------------------------------

CHEMICALS -- 3.1%
Eastman Chemical Co.                                     33,450       1,806,969
--------------------------------------------------------------------------------
                                                                      1,806,969
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 5.7%
NCR Corp.(1)                                             83,340       3,290,263
--------------------------------------------------------------------------------
                                                                      3,290,263
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.7%
Symantec Corp.(1)                                       155,100       3,300,528
--------------------------------------------------------------------------------
                                                                      3,300,528
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.3%
Merrill Lynch & Co., Inc.                                17,310       1,353,988
--------------------------------------------------------------------------------
                                                                      1,353,988
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 2.3%
Corinthian Colleges, Inc.(1)                            120,100       1,298,281
--------------------------------------------------------------------------------
                                                                      1,298,281
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 3.0%
eResearch Technology, Inc.(1)                           210,510       1,707,236
--------------------------------------------------------------------------------
                                                                      1,707,236
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 3.8%
Ambac Financial Group, Inc.                              26,230       2,170,533
--------------------------------------------------------------------------------
                                                                      2,170,533
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.3%
Hanover Insurance Group, Inc.                            29,810       1,330,420
--------------------------------------------------------------------------------
                                                                      1,330,420
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 4.7%
Amvescap PLC, ADR(3)                                    124,800       2,735,616
--------------------------------------------------------------------------------
                                                                      2,735,616
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.0%
Key Energy Services, Inc.(1)                            168,030       2,285,208
--------------------------------------------------------------------------------
                                                                      2,285,208
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 4.8%

Compton Petroleum Corp.(1)                     CAD      111,800    $  1,115,249
Talisman Energy, Inc.                          CAD      101,500       1,656,328
--------------------------------------------------------------------------------
                                                                      2,771,577
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 2.9%
Paramount Resources Ltd., Class A(1)           CAD       69,600       1,674,385
--------------------------------------------------------------------------------
                                                                      1,674,385
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 2.5%
Grupo Televisa S.A., ADR(3)                              68,000       1,445,680
--------------------------------------------------------------------------------
                                                                      1,445,680
--------------------------------------------------------------------------------

REAL ESTATE -- 8.7%
MI Developments, Inc., Class A                           93,900       3,422,655
Realogy Corp.(1)                                         70,475       1,598,373
--------------------------------------------------------------------------------
                                                                      5,021,028
--------------------------------------------------------------------------------

RESTAURANTS -- 5.1%
Triarc Cos., Inc., Class B                              194,200       2,936,304
--------------------------------------------------------------------------------
                                                                      2,936,304
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 12.1%
Coinmach Service Corp.                                   69,700       1,250,418
Coinmach Service Corp., Class A                          12,600         125,118
Coinstar, Inc.(1)                                       109,200       3,142,776
Corrections Corp. of America(1)                          56,690       2,451,843
--------------------------------------------------------------------------------
                                                                      6,970,155
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 3.4%
Carter's, Inc.(1)                                        74,200       1,958,138
--------------------------------------------------------------------------------
                                                                      1,958,138
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 4.9%
PPL Corp.                                                86,000       2,829,400
--------------------------------------------------------------------------------
                                                                      2,829,400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $51,076,474)                               54,430,158
--------------------------------------------------------------------------------


                                                        Shares        Value
--------------------------------------------------------------------------------

DEPOSITORY SECURITIES -- 5.4%

DIVERSIFIED FINANCIAL SERVICES -- 5.4%
KKR Private Equity Investors, L.P.
  144A(1,7)                                             147,000       3,123,750
--------------------------------------------------------------------------------
                                                                      3,123,750
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL DEPOSITORY SECURITIES (Cost $3,675,000)                         3,123,750
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

22  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                                         Value
--------------------------------------------------------------------------------
OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                 $      1,316
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $1,357)                                     1,316
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8% (Cost $54,752,831)                        57,555,224
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.2%                                               103,829
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $ 57,659,053
--------------------------------------------------------------------------------






See notes to Schedule of Investments on page 28.

23  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 78.3%

AIR TRANSPORTATION -- 3.0%
Grupo Aeroportuario del Pacifico SA
  de CV, ADR(3)                                         675,710    $ 22,974,140
Oesterreichische Post AG(1)                    EUR    1,267,000      48,279,061
--------------------------------------------------------------------------------
                                                                     71,253,201
--------------------------------------------------------------------------------

ALUMINUM -- 0.8%
Century Aluminum Co.(1)                                 563,883      18,974,663
--------------------------------------------------------------------------------
                                                                     18,974,663
--------------------------------------------------------------------------------

AUTO PARTS - AFTER MARKET -- 1.7%
Commercial Vehicle Group, Inc.(1,6)                   2,047,101      39,427,165
--------------------------------------------------------------------------------
                                                                     39,427,165
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 3.8%
Greater Bay Bancorp                                     884,978      24,965,229
Hancock Holding Co.                                     568,920      30,465,666
Whitney Holding Corp.                                   985,026      35,234,380
--------------------------------------------------------------------------------
                                                                     90,665,275
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 2.7%
Liberty Global, Inc., Class A(1)                      1,241,878      31,965,940
Liberty Global, Inc., Series C(1)                     1,259,441      31,561,591
--------------------------------------------------------------------------------
                                                                     63,527,531
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.6%
Scientific Games Corp., Class A(1)                    1,921,045      61,089,231
--------------------------------------------------------------------------------
                                                                     61,089,231
--------------------------------------------------------------------------------

COAL -- 2.5%
Peabody Energy Corp.                                  1,653,400      60,812,052
--------------------------------------------------------------------------------
                                                                     60,812,052
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 0.7%
Novell, Inc.(1)                                       2,779,478      17,010,405
--------------------------------------------------------------------------------
                                                                     17,010,405
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 2.4%
Corinthian Colleges, Inc.(1,6)                        5,258,124      56,840,320
--------------------------------------------------------------------------------
                                                                     56,840,320
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.7%
eResearch Technology, Inc.(1,6)                       5,002,730      40,572,140
--------------------------------------------------------------------------------
                                                                     40,572,140
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 0.3%
Avnet, Inc.(1)                                          423,300       8,305,146
--------------------------------------------------------------------------------
                                                                      8,305,146
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 3.2%
Assured Guaranty Ltd.                                 1,759,740  $   45,630,058
Lazard Ltd., Class A                                    786,560      31,446,669
--------------------------------------------------------------------------------
                                                                     77,076,727
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 3.3%
eFunds Corp.(1)                                         548,545      13,263,818
Fair Isaac Corp.                                      1,133,900      41,466,723
John H. Harland Co.                                     689,557      25,134,353
--------------------------------------------------------------------------------
                                                                     79,864,894
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 0.3%
Interactive Data Corp.(1)                               403,600       8,051,820
--------------------------------------------------------------------------------
                                                                      8,051,820
--------------------------------------------------------------------------------

GOLD -- 0.8%
Goldcorp, Inc.                                 CAD      837,630      19,753,904
--------------------------------------------------------------------------------
                                                                     19,753,904
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.2%
LCA-Vision, Inc.                                        715,633      29,562,799
--------------------------------------------------------------------------------
                                                                     29,562,799
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 1.0%
Paxar Corp.(1)                                        1,207,170      24,119,257
--------------------------------------------------------------------------------
                                                                     24,119,257
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 3.0%
Hanover Insurance Group, Inc.                         1,601,570      71,478,069
--------------------------------------------------------------------------------
                                                                     71,478,069
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.6%
Affiliated Managers Group, Inc.(1)                      391,780      39,221,096
--------------------------------------------------------------------------------
                                                                     39,221,096
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.5%
Key Energy Services, Inc.(1)                          6,075,500      82,626,800
--------------------------------------------------------------------------------
                                                                     82,626,800
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 2.6%
Magellan Health Services, Inc.(1)                     1,468,421      62,554,735
--------------------------------------------------------------------------------
                                                                     62,554,735
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 1.6%
Sherritt International Corp.                   CAD    4,256,050      37,125,017
--------------------------------------------------------------------------------
                                                                     37,125,017
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.0%
Compton Petroleum Corp.(1)                     CAD    4,847,100      48,351,747
--------------------------------------------------------------------------------
                                                                     48,351,747
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

24  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 2.0%
Paramount Resources Ltd., Class A(1)           CAD    2,019,500  $   48,583,632
--------------------------------------------------------------------------------
                                                                     48,583,632
--------------------------------------------------------------------------------

REAL ESTATE -- 2.8%
MI Developments, Inc., Class A                        1,826,900      66,590,505
--------------------------------------------------------------------------------
                                                                     66,590,505
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 2.3%
BioMed Realty Trust, Inc.                               957,500      29,050,550
KKR Financial Corp.                                   1,015,090      24,910,309
--------------------------------------------------------------------------------
                                                                     53,960,859
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - CONSUMER -- 2.2%
Aaron Rents, Inc.(6)                                  2,294,070      52,717,729
--------------------------------------------------------------------------------
                                                                     52,717,729
--------------------------------------------------------------------------------

RESTAURANTS -- 3.8%
Triarc Cos., Inc., Class B(6)                         6,003,100      90,766,872
--------------------------------------------------------------------------------
                                                                     90,766,872
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 10.3%
Coinmach Service Corp.                                1,666,400      29,895,216
Coinmach Service Corp., Class A                         815,350       8,096,425
Coinstar, Inc.(1,6)                                   2,450,552      70,526,887
Copart, Inc.(1)                                         854,227      24,080,659
Corrections Corp. of America(1)                       2,647,520     114,505,240
--------------------------------------------------------------------------------
                                                                    247,104,427
--------------------------------------------------------------------------------

SHIPPING -- 1.6%
Alexander & Baldwin, Inc.                               845,236      37,503,121
--------------------------------------------------------------------------------
                                                                     37,503,121
--------------------------------------------------------------------------------

STEEL -- 3.6%
Allegheny Technologies, Inc.                            756,540      47,049,223
Carpenter Technology Corp.                              364,900      39,230,399
--------------------------------------------------------------------------------
                                                                     86,279,622
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 2.7%
Carter's, Inc.(1)                                     2,426,040      64,023,196
--------------------------------------------------------------------------------
                                                                     64,023,196
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 0.7%
Grupo Aeroportuario del Sureste
  S.A.B. de C.V., ADR(3)                                457,500      17,069,325
--------------------------------------------------------------------------------
                                                                     17,069,325
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,527,271,782)                         1,872,863,282
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                         Shares        Value
--------------------------------------------------------------------------------

DEPOSITORY SECURITIES -- 6.3%

DIVERSIFIED FINANCIAL SERVICES -- 3.2%
KKR Private Equity Investors, L.P.
  144A(1,7)                                           3,614,465  $   76,807,381
--------------------------------------------------------------------------------
                                                                     76,807,381
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 3.1%
AP Alternative Assets, L.P.
  144A(1,7)                                           3,893,600      72,615,640
--------------------------------------------------------------------------------
                                                                     72,615,640
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL DEPOSITORY SECURITIES (Cost $166,055,288)                     149,423,021
--------------------------------------------------------------------------------


                                                                      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                      171,722
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $168,107)                                 171,722
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 84.6% (Cost $1,693,495,177)                  2,022,458,025
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 15.4%                                          368,409,833
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,390,867,858
--------------------------------------------------------------------------------




See notes to Schedule of Investments on page 28.

25  |

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS -- RS VALUE FUND
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 79.4%

ADVERTISING AGENCIES -- 0.6%
Clear Channel Outdoor Holdings,
  Inc.,  Class A(1)                                     542,450  $   11,065,980
--------------------------------------------------------------------------------
                                                                     11,065,980
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.5%
Synovus Financial Corp.                                 653,700      19,199,169
The Shizuoka Bank Ltd.                         JPY    2,452,600      26,659,373
--------------------------------------------------------------------------------
                                                                     45,858,542
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 6.2%
Liberty Global, Inc., Class A(1)                      1,267,965      32,637,419
Liberty Global, Inc., Series C(1)                     1,851,179      46,390,546
Liberty Media Holding Corp.,
  Common Series A(1)                                    408,320      34,123,302
--------------------------------------------------------------------------------
                                                                    113,151,267
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.8%
Scientific Games Corp., Class A(1)                    1,602,302      50,953,204
Station Casinos, Inc.                                   307,400      17,776,942
--------------------------------------------------------------------------------
                                                                     68,730,146
--------------------------------------------------------------------------------

CHEMICALS -- 1.5%
Eastman Chemical Co.                                    519,200      28,047,184
--------------------------------------------------------------------------------
                                                                     28,047,184
--------------------------------------------------------------------------------

COAL -- 2.4%
Peabody Energy Corp.                                  1,210,010      44,504,168
--------------------------------------------------------------------------------
                                                                     44,504,168
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.3%
Discovery Holding Co., Class A(1)                     1,645,630      23,795,810
--------------------------------------------------------------------------------
                                                                     23,795,810
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 2.7%
NCR Corp.(1)                                          1,253,700      49,496,076
--------------------------------------------------------------------------------
                                                                     49,496,076
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 3.2%
Novell, Inc.(1)                                       1,716,370      10,504,184
Symantec Corp.(1)                                     2,293,300      48,801,424
--------------------------------------------------------------------------------
                                                                     59,305,608
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.3%
VeriSign, Inc.(1)                                       929,785      18,781,657
Yahoo! Inc.(1)                                          915,200      23,136,256
--------------------------------------------------------------------------------
                                                                     41,917,913
--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.0%
Ameriprise Financial, Inc.                              786,260  $   36,875,594
Merrill Lynch & Co., Inc.                               458,550      35,867,781
--------------------------------------------------------------------------------
                                                                     72,743,375
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 1.8%
Barr Pharmaceuticals, Inc.(1)                           371,800      19,311,292
Warner Chilcott Ltd.(1)                               1,088,238      14,473,565
--------------------------------------------------------------------------------
                                                                     33,784,857
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 0.5%
Arrow Electronics, Inc.(1)                              338,500       9,285,055
--------------------------------------------------------------------------------
                                                                      9,285,055
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.0%
Viacom, Inc., Class B(1)                                966,085      35,919,040
--------------------------------------------------------------------------------
                                                                     35,919,040
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 4.8%
Ambac Financial Group, Inc.                             433,690      35,887,847
Brookfield Asset Management, Inc.,
  Class A                                      CAD    1,188,550      52,550,339
--------------------------------------------------------------------------------
                                                                     88,438,186
--------------------------------------------------------------------------------

GOLD -- 0.8%
Goldcorp, Inc.                                 CAD      618,700      14,590,858
--------------------------------------------------------------------------------
                                                                     14,590,858
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.1%
Triad Hospitals, Inc.(1)                                852,200      37,522,366
--------------------------------------------------------------------------------
                                                                     37,522,366
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 3.4%
Assurant, Inc.                                          523,620      27,966,544
Genworth Financial, Inc., Class A                       993,180      34,771,232
--------------------------------------------------------------------------------
                                                                     62,737,776
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 4.3%
Amvescap PLC, ADR(3)                                  1,926,700      42,233,264
Federated Investors, Inc., Class B                    1,089,340      36,830,585
--------------------------------------------------------------------------------
                                                                     79,063,849
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.8%
Magellan Health Services, Inc.(1)                       763,070      32,506,782
--------------------------------------------------------------------------------
                                                                     32,506,782
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 0.2%
Ivanhoe Nickel & Platinum
  Ltd.(1,4,5)                                           698,422       3,492,110
--------------------------------------------------------------------------------
                                                                      3,492,110
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

26  |

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


September 30, 2006 (unaudited) Foreign Currency(2)      Shares        Value
--------------------------------------------------------------------------------

MISCELLANEOUS EQUIPMENT -- 1.0%
W.W. Grainger, Inc.                                     269,240  $   18,044,465
--------------------------------------------------------------------------------
                                                                     18,044,465
--------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 0.5%
Diebold, Inc.                                           216,620       9,429,469
--------------------------------------------------------------------------------
                                                                      9,429,469
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.8%
Talisman Energy, Inc.                          CAD    3,127,900      51,042,627
--------------------------------------------------------------------------------
                                                                     51,042,627
--------------------------------------------------------------------------------

PUBLISHING - NEWSPAPERS -- 1.3%
News Corp., Class B                                   1,118,340      23,082,538
--------------------------------------------------------------------------------
                                                                     23,082,538
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 1.5%
Grupo Televisa S.A., ADR(3)                           1,299,600      27,629,496
--------------------------------------------------------------------------------
                                                                     27,629,496
--------------------------------------------------------------------------------

REAL ESTATE -- 4.4%
MI Developments, Inc., Class A                        1,334,220      48,632,319
Realogy Corp.(1)                                      1,446,650      32,810,022
--------------------------------------------------------------------------------
                                                                     81,442,341
--------------------------------------------------------------------------------

RETAIL -- 0.5%
Ross Stores, Inc.                                       365,719       9,292,920
--------------------------------------------------------------------------------
                                                                      9,292,920
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 4.6%
Corrections Corp. of America(1)                       1,955,070      84,556,777
--------------------------------------------------------------------------------
                                                                     84,556,777
--------------------------------------------------------------------------------

SHIPPING -- 1.1%
Alexander & Baldwin, Inc.                               451,817      20,047,120
--------------------------------------------------------------------------------
                                                                     20,047,120
--------------------------------------------------------------------------------

STEEL -- 2.2%
Allegheny Technologies, Inc.                            660,400      41,070,276
--------------------------------------------------------------------------------
                                                                     41,070,276
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 1.9%
Laidlaw International, Inc.                           1,269,610      34,698,441
--------------------------------------------------------------------------------
                                                                     34,698,441
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 2.9%
Comcast Corp.(1)                                      1,424,070      52,476,980
--------------------------------------------------------------------------------
                                                                     52,476,980
--------------------------------------------------------------------------------


September 30, 2006 (unaudited)                          Shares        Value
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 2.5%
PPL Corp.                                             1,384,800  $   45,559,920
--------------------------------------------------------------------------------
                                                                     45,559,920
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,226,693,139)                         1,454,330,318
--------------------------------------------------------------------------------

                                                        Shares        Value
--------------------------------------------------------------------------------

DEPOSITORY SECURITIES -- 5.9%

DIVERSIFIED FINANCIAL SERVICES -- 3.3%
KKR Private Equity Investors, L.P.
  144A(1,7)                                           2,816,400      59,848,500
--------------------------------------------------------------------------------
                                                                     59,848,500
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 2.6%
AP Alternative Assets, L.P.
  144A(1,7)                                           2,565,400      47,844,710
--------------------------------------------------------------------------------
                                                                     47,844,710
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL DEPOSITORY SECURITIES (Cost $121,718,000)                     107,693,210
--------------------------------------------------------------------------------

                                                                      Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds(8)                                                      124,410
--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $121,481)                                 124,410
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 85.3% (Cost $1,348,532,620)                  1,562,147,938
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 14.7%                                          269,886,600
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,832,034,538
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 28.

27  |

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(1) Non income-producing security.
(2) Foreign-denominated security: CAD - Canadian Dollar, EUR - Euro Dollar,
    JPY - Japanese Yen.
(3) ADR -- American Depository Receipt. GDR -- Global Depository Receipt.
(4) Fair value security.
(5) Restricted security. See note below.
(6) Affiliated issuer. See note below.
(7) These securities may be resold in transactions under rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(8) Investments in designated RS Mutual Funds under a deferred compensation plan adopted May 6, 2002, for disinterested Trustees.
(9) Money Market Fund registered under the Investment Company Act of 1940.


TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at September 30, 2006, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart.

                                                          Net Unrealized Appreciation       Gross Unrealized       Gross Unrealized
Fund                               Cost of Investments                 on Investments           Appreciation           Depreciation

RS Diversified Growth           $         235,920,493      $               5,912,533     $       19,029,983    $        13,117,450
------------------------------------------------------------------------------------------------------------------------------------
RS Emerging Growth                        664,559,467                     96,954,149            121,822,459             24,868,310
------------------------------------------------------------------------------------------------------------------------------------
RS Growth                                 165,678,677                     20,378,998             21,468,221              1,089,223
------------------------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)                72,697,633                      7,825,632             10,665,520              2,839,888
------------------------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                    54,343,380                      7,570,972             10,486,424              2,915,452
------------------------------------------------------------------------------------------------------------------------------------
RS MidCap Opportunities                   245,136,222                     18,970,093             22,714,020              3,743,927
------------------------------------------------------------------------------------------------------------------------------------
RS Smaller Company Growth                 271,154,724                     30,581,764             37,533,967              6,952,203
------------------------------------------------------------------------------------------------------------------------------------
RS Global Natural Resources             1,430,074,106                    164,316,152            229,029,643             64,713,491
------------------------------------------------------------------------------------------------------------------------------------
RS Investors                               54,802,654                      2,752,570              5,307,227              2,554,657
------------------------------------------------------------------------------------------------------------------------------------
RS Partners                             1,693,576,679                    328,881,346            391,487,933             62,606,587
------------------------------------------------------------------------------------------------------------------------------------
RS Value                                1,349,222,782                    212,925,156            236,361,859             23,436,703


RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees. See table below for restricted securities held at September 30, 2006.

                                                                                                         Acquisition     % of Fund's
Fund                  Security                            Shares              Cost            Value             Date      Net Assets

RS Global Natural     Ivanhoe Nickel & Platinum Ltd.     203,624     $     784,997    $   1,018,120     4/25/97 - 5/7/98
Resources
------------------------------------------------------------------------------------------------------------------------------------
                                                                           784,997        1,018,120                          0.06%
------------------------------------------------------------------------------------------------------------------------------------

RS Value              Ivanhoe Nickel & Platinum Ltd.     698,422         2,837,501        3,492,110     4/25/97 - 5/7/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                         2,837,501        3,492,110                          0.20%
------------------------------------------------------------------------------------------------------------------------------------


AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2006 is listed below.

                                                        Number of                            Number of
                                                   Shares Held at                          Shares Held
                                                        Beginning      Gross       Gross     at End of                Value at End
Fund               Issuer                               of Period  Additions  Reductions        Period        Income     of Period

RS Global Natural  Anderson Energy Ltd.                 3,194,400  1,418,600           -     4,613,000   $         -   $17,746,276
Resources          Basic Energy Services, Inc.          1,712,590          -           -     1,712,590             -    41,787,196
                   Clear Energy, Inc.                   3,736,000    964,990   4,700,990             -             -             *


28  |

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   -    59,533,472
------------------------------------------------------------------------------------------------------------------------------------

RS Partners        Aaron Rents, Inc.                            -  2,294,070           -     2,294,070        62,788    52,717,729
                   ADVO, Inc.                           1,859,150  1,124,800   2,983,950             -       446,457             *
                   Coinstar, Inc.                       1,716,861    733,691           -     2,450,552             -    70,526,887
                   Commercial Vehicle Group, Inc.       1,934,600    112,501           -     2,047,101             -    39,427,165
                   Corinthian Colleges, Inc.            4,073,339  1,184,785           -     5,258,124             -    56,840,320
                   eResearch Technology, Inc.           1,604,973  3,397,757           -     5,002,730             -    40,572,140
                   John H. Harland Co.                  1,334,530     43,200     688,173       689,557       497,271             *
                   Spectrum Brands, Inc.                        -  3,068,930   3,068,930             -             -             *
                   Triarc Cos., Inc., Class B           6,000,000      3,100           -     6,003,100     3,421,023    90,766,872
                   Tuesday Morning Corp.                  653,925  2,080,171   2,734,096             -     1,256,660             *
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           5,684,199   350,851,113
------------------------------------------------------------------------------------------------------------------------------------

* Issuer is not an affiliated issuer at September 30, 2006


For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.











29  |

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, President
                           (principal executive officer)

Date   November 22, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Terry R. Otton
                         -------------------------------------------------------
                           Terry R. Otton, President
                           (principal executive officer)

Date   November 22, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ James E. Klescewski
                         -------------------------------------------------------
                           James E. Klescewski, Treasurer
                           (principal financial officer)

Date   November 22, 2006
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.